List of direct and indirect subsidiaries	12 Months Ended
Dec. 31, 2021
List of direct and indirect subsidiaries
List of direct and indirect subsidiaries

2            List of direct and indirect subsidiaries

Information on the Company's direct and indirect subsidiaries is presented below:

		December 31, 2021		December 31, 2020		December 31, 2019
Subsidiaries	Country of Origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC (a)	United States	100%	-	-	-	-	-
CI&T Software S.A.	Brazil	-	100%	-	-	-	-
CI&T, Inc. ("CI&T US")	United States	-	100%	100%	-	100%	-
CI&T Software Inc. ("CI&T Canada")	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. ("CI&T UK")	United Kingdom	-	100%	-	100%	-	100%
CI&T Argentina. S/A	Argentina	-	100%	-	100%	-	100%

CI&T Japan, Inc.	Japan	-	100%	100%	-	100%	-
CI&T China Inc.	China	-	100%	-	100%	-	100%

CI&T IOT (b)	Brazil	-	-	100%	-	100%	-
CI&T Portugal Unipessoal Lda. (c)	Portugal	-	100%	100%	-	-	-
CI&T Australia PTY Ltd. (d)	Australia	-	100%	100%	-	-	-
Dextra Inc.(e)	United States	-	100%	-	-	-	-
CINQ Inc.(e)	United States	-	100%	-	-	-	-

(a)	Refers to note 1.a.iii.
(b)	In July 2019, the subsidiary CI&T IOT Comércio de Hardware e Software Ltda. started its operations. The subsidiary’s main activity is the sale of technology devices and software on environment management platforms for efficient use of spaces. In April 2021, the partial spin-off on the CI&T IOT investment was approved with transfer of its net equity to the CI&T Brazil’s shareholders.
(c)	In June 2020, the subsidiary CI&T Portugal Unipessoal LDA ("CI&T Portugal") started operations in the city of Lisbon to meet the strategy of global expansion and strengthen the presence in the European market, acting with the same corporate purpose as the Group.
(d)	In October 2020, the subsidiary CI&T Australia PTY LTD was incorporated in the city of Brisbane, acting with the same corporate purpose as the Group.
(e)	In August 2021, the CI&T Brazil completed the acquisition of 100% of the shareholding control of Dextra Investimentos S.A. and its subsidiaries (see note 9).